111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 August 30, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XII (the "Trust") (File Nos. 333-126328 and 811-21780) on Behalf of MFS® Lifetime Income Fund, MFS® Lifetime 2020 Fund, MFS® Lifetime 2025 Fund MFS® Lifetime 2030 Fund, MFS® Lifetime 2035 Fund, MFS® Lifetime 2040 Fund, MFS® Lifetime 2045 Fund, MFS® Lifetime 2050 Fund, MFS® Lifetime 2055 Fund, and MFS® Lifetime 2060 Income Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 61 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on August 27, 2018.

Please call the undersigned at (617) 954-5843 or Nick Pirrotta at (617) 954-5846 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/ccs
enclosure